Finance Costs - Summary of Finance Costs (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of analysis of income and expense [Line Items]
Less: Amounts capitalized in CIP	¥ (670)		¥ (769)	¥ (936)
Total interest expense	5,237		4,908	4,533
Net exchange loss/ (gain)	231		(260)	2,104
Others	266		369	297
Finance Costs	5,734	$ 881	5,017	6,934
Within 5 years [member]
Disclosure of analysis of income and expense [Line Items]
Interest on bank loans repayable	3,378		2,730	3,301
Interest on corporate bonds, promissory notes and commercial papers repayable	2,403		2,885	1,928
Interest on convertible bonds repayable				172
Interest on related parties loans repayable	73			60
Over 5 years [member]
Disclosure of analysis of income and expense [Line Items]
Interest on bank loans repayable	¥ 53		¥ 62	¥ 8